UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
May 31, 2016
unaudited
Bonds, notes & other debt instruments 94.27% U.S. Treasury bonds & notes 62.38% U.S. Treasury 50.21%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016	$150,000	$150,079
U.S. Treasury 0.625% 2016	15,000	15,009
U.S. Treasury 7.50% 2016	40,000	41,259
U.S. Treasury 0.875% 2017[1]	130,000	130,203
U.S. Treasury 0.875% 2017[1]	90,000	90,135
U.S. Treasury 1.00% 2017	197,950	198,453
U.S. Treasury 0.75% 2018	100,000	99,761
U.S. Treasury 1.00% 2018	125,000	125,182
U.S. Treasury 0.875% 2019	22,000	21,898
U.S. Treasury 1.50% 2019	542,500	549,064
U.S. Treasury 1.50% 2019	159,000	160,997
U.S. Treasury 1.50% 2019	20,000	20,276
U.S. Treasury 1.625% 2019	535,300	544,587
U.S. Treasury 1.625% 2019	231,500	235,204
U.S. Treasury 1.625% 2019	140,000	142,418
U.S. Treasury 1.625% 2019	20,000	20,341
U.S. Treasury 1.75% 2019	44,000	44,924
U.S. Treasury 3.625% 2019	129,500	139,970
U.S. Treasury 1.25% 2020	245,500	246,050
U.S. Treasury 1.25% 2020	10,100	10,119
U.S. Treasury 1.375% 2020	198,750	199,764
U.S. Treasury 1.375% 2020	198,646	198,972
U.S. Treasury 1.375% 2020	90,150	90,347
U.S. Treasury 1.375% 2020	32,500	32,588
U.S. Treasury 1.375% 2020	21,000	21,125
U.S. Treasury 1.50% 2020	131,700	132,921
U.S. Treasury 1.625% 2020	102,000	103,365
U.S. Treasury 1.625% 2020	97,000	98,209
U.S. Treasury 1.625% 2020	60,650	61,481
U.S. Treasury 1.75% 2020	432,940	440,447
U.S. Treasury 1.75% 2020	138,920	141,368
U.S. Treasury 2.00% 2020	144,430	148,565
U.S. Treasury 2.125% 2020	6,950	7,184
U.S. Treasury 3.50% 2020	16,400	17,824
U.S. Treasury 8.75% 2020	15,000	19,348
U.S. Treasury 1.125% 2021	247,410	244,693
U.S. Treasury 1.25% 2021	305,989	304,147
U.S. Treasury 1.375% 2021	249,500	249,567
U.S. Treasury 1.375% 2021	148,115	148,139
U.S. Treasury 1.375% 2021	65,507	65,484
U.S. Treasury 3.625% 2021	5,400	5,955
U.S. Treasury 8.00% 2021	20,000	26,873
U.S. Treasury 1.875% 2022	21,900	22,248
U.S. Treasury 1.875% 2022	21,500	21,891
U.S. Treasury 2.00% 2022	36,300	37,135
U.S. Treasury 1.625% 2023	34,000	33,918
Intermediate Bond Fund of America — Page 1 of 18

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2023	$3,750	$3,776
U.S. Treasury 7.125% 2023	15,000	20,287
U.S. Treasury 2.00% 2025	135,650	137,560
U.S. Treasury 2.125% 2025	23,500	24,106
U.S. Treasury 2.25% 2025	80,000	82,833
U.S. Treasury 1.625% 2026	25,000	24,487
U.S. Treasury 1.625% 2026	10,457	10,249
		6,162,785
U.S. Treasury inflation-protected securities 12.17%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	276,268	279,436
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	142,541	141,670
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	161,612	166,648
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	39,205	39,100
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	48,394	48,927
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	125,683	147,890
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	329,674	340,565
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	2,999	3,468
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,185	1,503
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	73,797	70,492
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	81,710	75,672
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	35,757	39,372
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	13,549	12,889
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	123,900	126,841
		1,494,473
Total U.S. Treasury bonds & notes		7,657,258
Corporate bonds & notes 14.29% Financials 4.88%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,130
ACE INA Holdings Inc. 2.875% 2022	1,060	1,090
ACE INA Holdings Inc. 3.35% 2026	1,060	1,113
American Campus Communities, Inc. 3.35% 2020	10,000	10,244
American Express Co. 6.15% 2017	2,900	3,065
American Express Co. 1.244% 2018[3]	15,000	14,958
Bank of America Corp. 3.75% 2016	10,000	10,033
Bank of America Corp. 5.75% 2017	5,070	5,365
Bank of America Corp. 2.625% 2020	13,075	13,160
Bank of America Corp. 5.625% 2020	7,000	7,835
Bank of Nova Scotia 4.50% 2025	3,830	3,946
Barclays Bank PLC 6.05% 2017[4]	4,140	4,380
Barclays Bank PLC 3.65% 2025	3,025	2,940
BB&T Corp. 1.45% 2019	10,000	9,956
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,530
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,119
BNP Paribas 5.00% 2021	8,000	8,919
Boston Properties, Inc. 3.65% 2026	4,000	4,175
BPCE SA group 4.875% 2026[4]	5,300	5,399
Capital One Bank 1.15% 2016	5,000	5,002
Charles Schwab Corp. 3.45% 2026	391	410
Citigroup Inc. 3.953% 2016	5,535	5,541
Citigroup Inc. 2.70% 2021	7,170	7,236
Citigroup Inc. 3.40% 2026	6,500	6,549
Intermediate Bond Fund of America — Page 2 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Agricole SA 4.375% 2025[4]	$3,025	$3,032
Credit Suisse Group AG 3.00% 2021	10,500	10,663
Credit Suisse Group AG 3.80% 2022	5,784	5,835
Credit Suisse Group Funding (Guernsey) 4.55% 2026[4]	13,500	13,911
DDR Corp. 4.25% 2026	1,930	1,978
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,797
DNB ASA 2.375% 2021[4]	23,750	23,826
EPR Properties 4.50% 2025	3,000	2,942
Essex Portfolio L.P. 3.375% 2026	2,875	2,902
Goldman Sachs Group, Inc. 1.995% 2021[3]	21,785	21,884
Goldman Sachs Group, Inc. 2.875% 2021	12,850	13,055
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,987
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,328
Goldman Sachs Group, Inc. 3.75% 2026	5,000	5,154
Hospitality Properties Trust 6.70% 2018	11,450	11,993
Host Hotels & Resorts LP 4.50% 2026	2,000	2,067
HSBC Finance Corp. 1.065% 2016[3]	4,400	4,400
HSBC Holdings PLC 2.95% 2021	5,000	5,018
HSBC Holdings PLC 4.00% 2022	2,950	3,103
HSBC Holdings PLC 3.90% 2026	8,500	8,615
HSBC Holdings PLC 4.30% 2026	6,315	6,616
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,633
JPMorgan Chase & Co. 2.25% 2020	5,000	5,020
JPMorgan Chase & Co. 2.55% 2020	5,980	6,039
JPMorgan Chase & Co. 2.40% 2021	1,075	1,073
JPMorgan Chase & Co. 2.55% 2021	2,990	3,016
Kimco Realty Corp. 5.70% 2017	5,500	5,714
Kimco Realty Corp. 3.40% 2022	545	561
MetLife Global Funding I 2.30% 2019[4]	4,720	4,795
MetLife Global Funding I 2.00% 2020[4]	830	828
MetLife Global Funding I 2.50% 2020[4]	7,500	7,615
Morgan Stanley 3.875% 2026	6,500	6,806
New York Life Global Funding 1.55% 2018[4]	10,000	10,040
New York Life Global Funding 2.10% 2019[4]	7,000	7,115
New York Life Global Funding 1.95% 2020[4]	7,200	7,234
Nordea Bank AB 3.125% 2017[4]	5,000	5,071
Nordea Bank AB 1.875% 2018[4]	8,575	8,610
Nordea Bank AB 2.25% 2021[4]	15,000	15,024
Northern Trust Corp. 5.85% 2017[4]	12,750	13,589
PNC Bank 2.40% 2019	3,260	3,321
PNC Financial Services Group, Inc. 2.854% 2022	5,000	5,081
PRICOA Global Funding I 1.35% 2017[4]	6,000	6,007
PRICOA Global Funding I 2.55% 2020[4]	10,000	10,145
Prologis, Inc. 3.35% 2021	1,000	1,046
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,315
Rabobank Nederland 2.50% 2021	10,000	10,115
Rabobank Nederland 4.625% 2023	10,000	10,608
Rabobank Nederland 4.375% 2025	7,500	7,820
Scentre Group 3.25% 2025[4]	1,500	1,492
Scentre Group 3.50% 2025[4]	3,500	3,552
Skandinaviska Enskilda 2.625% 2021	10,000	10,221
Svenska Handelsbanken AB 1.625% 2018	12,500	12,538
UBS Group AG 4.125% 2025[4]	5,000	5,135
Unum Group 5.625% 2020	1,100	1,214
Intermediate Bond Fund of America — Page 3 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 2.70% 2019[4]	$13,885	$14,049
WEA Finance LLC 3.25% 2020[4]	12,280	12,567
WEA Finance LLC 3.75% 2024[4]	9,290	9,479
Wells Fargo & Co. 1.25% 2016	7,000	7,006
Wells Fargo & Co. 3.676% 2016	7,000	7,007
Wells Fargo & Co. 2.55% 2020	21,525	21,887
Wells Fargo & Co. 2.50% 2021	5,725	5,787
		599,376
Health care 2.31%
AbbVie Inc. 1.80% 2018	18,000	18,041
AbbVie Inc. 2.50% 2020	2,285	2,308
AbbVie Inc. 2.30% 2021	11,945	11,892
AbbVie Inc. 2.85% 2023	2,115	2,097
AbbVie Inc. 3.60% 2025	625	642
AbbVie Inc. 3.20% 2026	11,500	11,425
Actavis Funding SCS 3.00% 2020	14,180	14,379
Actavis Funding SCS 3.45% 2022	6,400	6,506
Actavis Funding SCS 3.80% 2025	22,000	22,343
AstraZeneca PLC 3.375% 2025	3,500	3,603
Baxalta Inc. 2.875% 2020[4]	12,200	12,167
Baxalta Inc. 4.00% 2025[4]	4,990	5,000
Becton, Dickinson and Co. 1.80% 2017	7,500	7,534
Becton, Dickinson and Co. 2.675% 2019	15,000	15,320
Biogen Inc. 2.90% 2020	14,200	14,632
Boston Scientific Corp. 3.375% 2022	2,000	2,043
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,004
Celgene Corp. 3.875% 2025	3,380	3,537
DENTSPLY International Inc. 2.75% 2016	3,930	3,942
Eli Lilly and Co. 1.25% 2018	700	703
EMD Finance LLC 2.40% 2020[4]	8,270	8,319
EMD Finance LLC 2.95% 2022[4]	6,365	6,451
Gilead Sciences, Inc. 3.05% 2016	6,000	6,064
Gilead Sciences, Inc. 3.25% 2022	1,750	1,829
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,429
HCA Inc. 5.00% 2024	3,000	3,086
HCA Inc. 5.25% 2025	3,500	3,614
HCA Inc. 5.25% 2026	1,000	1,030
Johnson & Johnson 1.65% 2021	19,550	19,607
Medtronic, Inc. 2.50% 2020	6,480	6,665
Merck & Co., Inc. 1.10% 2018	5,250	5,260
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,132
Roche Holdings, Inc. 0.969% 2019[3,4]	8,500	8,514
St. Jude Medical, Inc. 3.875% 2025	2,305	2,425
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	7,000
UnitedHealth Group Inc. 1.875% 2016	3,650	3,668
WellPoint, Inc. 2.25% 2019	6,000	6,048
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,153
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,889
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,223
		283,524
Intermediate Bond Fund of America — Page 4 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 1.74%	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.00% 2021[4]	$30,000	$29,865
Cox Communications, Inc. 6.25% 2018[4]	250	267
Daimler Finance NA LLC 2.70% 2020[4]	7,500	7,656
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	6,130	6,126
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,944
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,104
Ford Motor Credit Co. 1.684% 2017	10,000	10,011
Ford Motor Credit Co. 2.943% 2019	15,000	15,322
Ford Motor Credit Co. 3.20% 2021	9,150	9,354
General Motors Financial Co. 4.30% 2025	5,000	5,079
General Motors Financial Co. 5.25% 2026	3,000	3,234
Hyundai Capital Services Inc. 2.625% 2020[4]	900	907
Johnson Controls, Inc. 1.40% 2017	5,000	4,995
Marriott International, Inc., Series I, 6.375% 2017	19,750	20,663
McDonald’s Corp. 2.75% 2020	1,850	1,901
McDonald’s Corp. 3.70% 2026	6,635	7,066
Newell Rubbermaid Inc. 3.15% 2021	9,600	9,852
Newell Rubbermaid Inc. 3.85% 2023	5,590	5,812
Newell Rubbermaid Inc. 4.20% 2026	16,635	17,599
Thomson Reuters Corp. 1.30% 2017	4,250	4,255
Thomson Reuters Corp. 1.65% 2017	25,760	25,815
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,032
Volkswagen International Finance NV 2.125% 2018[4]	10,000	9,962
		213,821
Energy 1.69%
BG Energy Capital PLC 2.875% 2016[4]	5,750	5,778
Chevron Corp. 2.10% 2021	17,500	17,503
Chevron Corp. 2.954% 2026	10,650	10,701
ConocoPhillips 4.95% 2026	3,000	3,290
Enbridge Energy Partners, LP 5.875% 2025	5,000	5,330
Enbridge Inc. 4.00% 2023	4,285	4,200
Exxon Mobil Corp. 2.222% 2021	12,500	12,671
Halliburton Co. 3.80% 2025	11,500	11,644
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,188
Kinder Morgan, Inc. 3.05% 2019	3,785	3,775
Kinder Morgan, Inc. 4.30% 2025	2,825	2,770
Petróleos Mexicanos 6.875% 2026[4]	5,000	5,445
Pioneer Natural Resources Co. 3.45% 2021	2,250	2,284
Schlumberger BV 3.00% 2020[4]	8,000	8,207
Schlumberger BV 4.00% 2025[4]	4,310	4,497
Shell International Finance BV 2.125% 2020	7,605	7,639
Shell International Finance BV 1.875% 2021	30,000	29,598
Shell International Finance BV 2.875% 2026	10,000	9,895
Statoil ASA 3.125% 2017	17,000	17,382
Statoil ASA 1.95% 2018	1,595	1,608
Statoil ASA 2.75% 2021	2,120	2,169
Total Capital Canada Ltd. 1.45% 2018	20,130	20,186
Williams Partners LP 3.60% 2022	12,996	11,451
Williams Partners LP 4.30% 2024	3,750	3,342
Williams Partners LP 4.00% 2025	5,000	4,323
		207,876
Intermediate Bond Fund of America — Page 5 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 1.39%	Principal amount (000)	Value (000)
American Electric Power Co. 1.65% 2017	$10,000	$10,001
CMS Energy Corp. 3.60% 2025	1,635	1,708
Consumers Energy Co. 2.85% 2022	7,500	7,700
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	515
Dominion Gas Holdings LLC 2.50% 2019	2,975	3,017
Duke Energy Corp. 3.75% 2024	16,700	17,705
E.ON International Finance BV 5.80% 2018[4]	13,000	13,952
Entergy Louisiana, LLC 3.30% 2022	1,275	1,323
Exelon Corp. 2.85% 2020	22,945	23,476
Exelon Corp. 2.45% 2021	840	842
Exelon Corp. 3.40% 2026	1,260	1,274
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,471
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,520
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,064
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,080
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,640
Pacific Gas and Electric Co. 3.85% 2023	12,220	13,220
PSEG Power LLC 2.75% 2016	2,810	2,824
Public Service Co. of Colorado 5.80% 2018	2,250	2,457
Puget Sound Energy, Inc., First Lien, 6.50% 2020	3,000	3,456
Southern California Edison Co. 1.845% 2022[5]	3,921	3,867
Southern Co. 2.35% 2021	17,500	17,553
Tampa Electric Co. 2.60% 2022	3,000	3,029
Teco Finance, Inc. 5.15% 2020	3,000	3,287
		169,981
Consumer staples 1.24%
Altria Group, Inc. 2.625% 2020	4,775	4,915
Altria Group, Inc. 4.75% 2021	4,000	4,500
Anheuser-Busch InBev NV 2.65% 2021	21,000	21,384
Anheuser-Busch InBev NV 3.65% 2026	16,675	17,349
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	6,980
Coca-Cola Co. 1.80% 2016	6,500	6,519
CVS Health Corp. 2.125% 2021	6,500	6,464
Kraft Foods Inc. 2.25% 2017	5,000	5,049
Pernod Ricard SA 2.95% 2017[4]	14,500	14,657
Philip Morris International Inc. 1.875% 2019	2,400	2,431
Philip Morris International Inc. 2.90% 2021	8,850	9,190
Procter & Gamble Co. 1.45% 2016	2,410	2,414
Reynolds American Inc. 2.30% 2018	2,645	2,685
Reynolds American Inc. 3.25% 2020	7,355	7,671
Reynolds American Inc. 4.00% 2022	960	1,033
Reynolds American Inc. 4.45% 2025	15,940	17,521
SABMiller Holdings Inc. 2.45% 2017[4]	2,290	2,308
The JM Smucker Co. 2.50% 2020	400	408
Walgreens Boots Alliance, Inc. 2.60% 2021	6,220	6,247
Walgreens Boots Alliance, Inc. 3.45% 2026	4,030	4,031
Wal-Mart Stores, Inc. 5.80% 2018	740	800
WM. Wrigley Jr. Co 3.375% 2020[4]	7,390	7,758
		152,314
Intermediate Bond Fund of America — Page 6 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.56%	Principal amount (000)	Value (000)
AT&T Inc. 2.40% 2016	$16,530	$16,581
AT&T Inc. 2.80% 2021	15,215	15,437
AT&T Inc. 3.40% 2025	7,500	7,501
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,100	11,203
Verizon Communications Inc. 2.625% 2020	16,829	17,255
		67,977
Industrials 0.28%
Canadian National Railway Co. 5.85% 2017	7,000	7,461
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	552	572
ERAC USA Finance Co. 2.60% 2021[4]	6,750	6,759
General Electric Co. 5.25% 2017	7,500	7,972
Lockheed Martin Corp. 2.50% 2020	3,460	3,526
Siemens AG 2.15% 2020[4]	2,000	2,027
Union Pacific Corp. 5.70% 2018	5,900	6,458
		34,775
Information technology 0.18%
Apple Inc. 3.25% 2026	6,000	6,226
International Business Machines Corp. 1.95% 2016	2,650	2,655
Samsung Electronics America, Inc. 1.75% 2017[4]	13,475	13,504
		22,385
Materials 0.02%
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,530
Total corporate bonds & notes		1,754,559
Mortgage-backed obligations 9.50% Federal agency mortgage-backed obligations 7.36%
Fannie Mae 5.00% 2023[5]	795	839
Fannie Mae 9.034% 2026[5]	55	61
Fannie Mae 6.00% 2028[5]	778	887
Fannie Mae 6.00% 2028[5]	274	313
Fannie Mae 6.00% 2028[5]	252	287
Fannie Mae 3.50% 2034[5]	561	596
Fannie Mae 6.50% 2034[5]	819	958
Fannie Mae 3.50% 2035[5]	31,236	32,949
Fannie Mae 3.50% 2035[5]	24,187	25,499
Fannie Mae 3.50% 2036[5]	9,864	10,423
Fannie Mae 4.00% 2036[5]	7,964	8,572
Fannie Mae 7.00% 2037[5]	148	165
Fannie Mae 7.50% 2037[5]	51	57
Fannie Mae 6.50% 2039[5]	636	734
Fannie Mae 5.50% 2040[5]	1,166	1,313
Fannie Mae 5.50% 2040[5]	647	727
Fannie Mae 4.00% 2041[5]	2,503	2,680
Fannie Mae 4.00% 2041[5]	1,919	2,054
Fannie Mae 4.00% 2041[5]	1,903	2,038
Fannie Mae 4.00% 2041[5]	1,438	1,541
Fannie Mae 4.00% 2041[5]	1,332	1,427
Fannie Mae 4.00% 2041[5]	1,272	1,360
Fannie Mae 4.00% 2041[5]	1,102	1,180
Fannie Mae 4.00% 2041[5]	1,096	1,174
Fannie Mae 4.00% 2041[5]	1,027	1,100
Intermediate Bond Fund of America — Page 7 of 18

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[5]	$1,000	$1,067
Fannie Mae 4.00% 2041[5]	987	1,056
Fannie Mae 4.00% 2041[5]	965	1,034
Fannie Mae 4.00% 2041[5]	958	1,026
Fannie Mae 4.00% 2041[5]	946	1,013
Fannie Mae 4.00% 2041[5]	906	970
Fannie Mae 4.00% 2041[5]	906	970
Fannie Mae 4.00% 2041[5]	905	969
Fannie Mae 4.00% 2041[5]	900	963
Fannie Mae 4.00% 2041[5]	894	956
Fannie Mae 4.00% 2041[5]	885	948
Fannie Mae 4.00% 2041[5]	830	888
Fannie Mae 4.00% 2042[5]	2,355	2,523
Fannie Mae 4.00% 2042[5]	2,012	2,155
Fannie Mae 3.00% 2046[5,6]	18,000	18,433
Fannie Mae 4.00% 2046[5]	6,307	6,587
Fannie Mae 4.00% 2046[5]	5,208	5,433
Fannie Mae 4.00% 2046[5]	5,007	5,389
Fannie Mae 4.00% 2046[5]	3,914	4,085
Fannie Mae 4.50% 2046[5]	49,828	54,538
Fannie Mae 7.00% 2047[5]	71	81
Fannie Mae, Series 2001-4, Class GA, 9.365% 2025[3,5]	63	70
Fannie Mae, Series 2001-4, Class NA, 9.706% 2025[3,5]	33	36
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	403	469
Fannie Mae, Series 2001-20, Class D, 11.005% 2031[3,5]	1	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	1,051	994
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	2,728	2,531
Fannie Mae, Series 2007-114, Class A7, 0.646% 2037[3,5]	12,500	12,415
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	114	133
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	449	525
Freddie Mac 6.50% 2027[5]	578	663
Freddie Mac 3.50% 2035[5]	61,921	65,451
Freddie Mac 3.50% 2035[5]	14,341	15,160
Freddie Mac 3.50% 2035[5]	5,988	6,330
Freddie Mac 3.50% 2035[5]	4,823	5,100
Freddie Mac 3.50% 2035[5]	4,604	4,867
Freddie Mac 3.50% 2036[5]	8,732	9,230
Freddie Mac 3.50% 2036[5]	2,073	2,194
Freddie Mac 4.00% 2036[5]	5,230	5,623
Freddie Mac 6.00% 2037[5]	804	923
Freddie Mac 6.00% 2037[5]	181	208
Freddie Mac 5.00% 2041[5]	530	585
Freddie Mac 3.50% 2046[5]	60,955	63,836
Freddie Mac 3.50% 2046[5]	3,227	3,376
Freddie Mac 4.00% 2046[5]	41,070	43,931
Freddie Mac 4.00% 2046[5]	20,361	21,232
Freddie Mac 4.00% 2046[5]	14,246	15,262
Freddie Mac 4.00% 2046[5]	4,220	4,404
Freddie Mac 4.00% 2046[5]	2,978	3,190
Freddie Mac 4.50% 2046[5]	1,036	1,133
Freddie Mac, Series 1567, Class A, 0.834% 2023[3,5]	16	16
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	26	26
Freddie Mac, Series T-041, Class 3-A, 5.893% 2032[3,5]	271	289
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	2,434	2,265
Intermediate Bond Fund of America — Page 8 of 18

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	$1,283	$1,171
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	303	271
Government National Mortgage Assn. 4.50% 2042[5]	49	54
Government National Mortgage Assn. 4.50% 2044[5]	4,250	4,569
Government National Mortgage Assn. 4.50% 2045[5]	128,654	138,162
Government National Mortgage Assn. 4.50% 2045[5]	40,832	43,845
Government National Mortgage Assn. 4.50% 2045[5]	34,710	37,288
Government National Mortgage Assn. 4.50% 2045[5]	32,269	34,850
Government National Mortgage Assn. 4.50% 2045[5]	30,626	32,890
Government National Mortgage Assn. 4.50% 2045[5]	21,903	23,519
Government National Mortgage Assn. 4.50% 2045[5]	10,396	11,169
Government National Mortgage Assn. 4.50% 2045[5]	5,668	6,089
Government National Mortgage Assn. 5.00% 2045[5]	5,953	6,631
Government National Mortgage Assn. 4.00% 2046[5]	13,479	14,006
Government National Mortgage Assn. 4.00% 2046[5]	6,087	6,325
Government National Mortgage Assn. 1.721% 2060[3,5]	1,585	1,614
Government National Mortgage Assn. 4.626% 2061[5]	1,251	1,313
Government National Mortgage Assn. 4.671% 2061[5]	2,592	2,731
Government National Mortgage Assn. 4.672% 2061[5]	1,923	2,028
Government National Mortgage Assn. 4.70% 2061[5]	1,612	1,687
Government National Mortgage Assn. 4.797% 2061[5]	1,093	1,135
Government National Mortgage Assn. 4.681% 2062[5]	1,902	2,016
Government National Mortgage Assn. 4.861% 2062[5]	128	134
Government National Mortgage Assn. 4.869% 2062[5]	365	383
Government National Mortgage Assn. 5.181% 2062[5]	214	226
Government National Mortgage Assn. 2.691% 2063[3,5]	5,323	5,635
Government National Mortgage Assn. 4.777% 2063[5]	148	157
Government National Mortgage Assn. 5.064% 2063[5]	237	247
Government National Mortgage Assn. 1.697% 2064[3,5]	891	905
Government National Mortgage Assn. 2.696% 2064[3,5]	7,319	7,746
Government National Mortgage Assn. 4.759% 2064[5]	1,502	1,569
Government National Mortgage Assn. 5.048% 2064[5]	942	980
Government National Mortgage Assn. 5.179% 2064[5]	1,024	1,084
Government National Mortgage Assn. 5.407% 2064[5]	398	408
Government National Mortgage Assn. 6.64% 2064[5]	5,115	5,437
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.32% 2062[3,5]	3,401	3,407
		904,167
Commercial mortgage-backed securities 1.98%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,5]	6,605	6,822
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	15,015	15,213
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,5]	4,785	4,953
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	2,997	3,003
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	967	966
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	164	166
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[3,4,5]	16,248	16,086
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.921% 2038[3,5]	149	149
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	2,481	2,514
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	10,205	10,551
Hilton USA Trust, Series 2013-HLF, AFL, 1.436% 2030[3,4,5]	18,134	18,146
Hilton USA Trust, Series 2013-HLF, BFL, 1.936% 2030[3,4,5]	4,534	4,536
Hilton USA Trust, Series 2013-HLF, CFL, 2.336% 2030[3,4,5]	6,347	6,351
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4,5]	19,982	20,074
Intermediate Bond Fund of America — Page 9 of 18

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4,5]	$4,250	$4,275
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	15,000	15,087
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[4,5]	1,500	1,509
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	3,790	3,796
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	242	243
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[3,5]	9,757	10,017
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[3,5]	10,903	11,195
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	727	726
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.981% 2045[3,5]	6,500	6,489
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	7,508	7,646
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,5]	3,000	3,041
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.155% 2045[3,5]	4,500	4,752
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	2,247	2,262
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.875% 2049[3,5]	12,152	12,554
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	24,479	24,711
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[5]	2,211	2,214
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	15,000	15,266
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.706% 2049[3,5]	7,500	7,716
		243,029
Collateralized mortgage-backed (privately originated) 0.16%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	173	187
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	169	184
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	249	266
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	602	639
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	11	11
Station Place Securitization Trust, Series 2016-1, Class A, 1.439% 2048[3,5,7]	11,000	11,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[3,4,5,7]	7,000	7,000
		19,287
Total mortgage-backed obligations		1,166,483
Asset-backed obligations 5.96%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,340
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,018
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[4,5]	500	503
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	15,190	15,494
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	14,575	14,573
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,5]	1,090	1,097
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[4,5]	10,315	10,353
Aesop Funding LLC, Series 2016-1-A, Class A, 2.99% 2022[4,5]	8,020	8,022
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,384
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	3,370	3,361
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,260	1,260
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[4,5]	12,350	12,387
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5]	912	909
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[3,4,5]	12,760	12,732
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	1,642	1,641
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.888% 2019[3,4,5]	9,351	9,246
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	6,145	6,149
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	10,000	9,987
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,910
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[3,4,5,7]	52,959	51,763
Intermediate Bond Fund of America — Page 10 of 18

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[3,4,5,7]	$19,073	$18,654
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	2,971	2,966
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	14,509	14,521
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	4,200	4,198
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	217	218
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	12,000	12,084
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.857% 2026[3,4,5]	1,584	1,580
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[4,5]	14,932	14,904
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[4,5]	18,364	18,355
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[4,5]	6,558	6,603
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	3,707	3,732
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,5]	9,497	9,496
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,436
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	2,023
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,5]	1,595	1,595
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	800	806
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[3,4,5]	16,700	16,624
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	2,248	2,242
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	3,002	2,995
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	6,250	6,238
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,308	2,307
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	16,144	16,144
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	1,980	2,008
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	3,460	3,485
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	3,735	3,801
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	1,940	1,942
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	75	76
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.838% 2028[3,4,5]	5,204	5,206
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	11,000	10,996
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	32,000	31,862
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,5]	3,145	3,137
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	12,986	13,013
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[4,5]	5,000	5,025
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[5]	18,420	18,415
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	3,566	3,564
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	1,535	1,560
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.884% 2023[3,4,5]	6,320	6,310
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[3,4,5]	30,000	29,903
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[4,5]	1,060	1,056
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	20,253	20,231
Mountain View Funding, Series 2006-1-A, Class A-1, CLO, 0.888% 2019[3,4,5]	6,694	6,676
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.903% 2023[3,4,5]	20,065	20,015
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[3,4,5]	26,200	26,029
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[3,5]	1,066	986
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[3,5]	2,797	2,584
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	2,757	2,757
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	10,649	10,672
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	10,000	10,030
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	13,000	13,030
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,600	17,734
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	885	895
Intermediate Bond Fund of America — Page 11 of 18

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	$10,050	$10,092
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	14,705	14,796
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	18,130	18,329
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	17,510	17,708
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	17,030	17,156
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	1,290	1,294
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	10,725	10,861
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	4,755	4,753
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	5,500	5,458
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,825	2,826
		731,121
Bonds & notes of governments & government agencies outside the U.S. 1.02%
Bermuda Government 5.603% 2020[4]	7,000	7,752
Bermuda Government 4.854% 2024[4]	6,525	6,949
Bermuda Government 4.854% 2024	2,100	2,237
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,915
Indonesia (Republic of) 4.125% 2025[4]	3,000	3,054
Lithuania (Republic of) 7.375% 2020	15,000	17,742
Netherlands Government 1.00% 2017	10,000	10,016
Polish Government 6.375% 2019	2,825	3,208
Polish Government 3.00% 2023	10,000	10,130
Spanish Government 4.00% 2018[4]	20,000	20,787
State of Qatar 3.25% 2026[4]	7,500	7,406
United Mexican States Government Global 3.60% 2025	15,000	15,169
United Mexican States Government Global 4.125% 2026	10,000	10,450
		124,815
Federal agency bonds & notes 0.93%
CoBank, ACB 1.234% 2022[3,4]	935	879
Fannie Mae 1.875% 2018	25,110	25,594
Fannie Mae 2.125% 2026	24,820	24,770
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,110
Federal Home Loan Bank 5.375% 2016	1,420	1,438
Federal Home Loan Bank 1.75% 2018	25,000	25,454
Freddie Mac 0.75% 2018	10,000	9,974
Freddie Mac 1.25% 2019	25,000	25,043
		114,262
Municipals 0.19%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, 2016-A, 2.638% 2021	9,875	10,109
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,371
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,631
		23,111
Total bonds, notes & other debt instruments (cost: $11,460,084,000)		11,571,609
Preferred securities 0.02% Financials 0.02%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,644
Total preferred securities (cost: $3,985,000)		2,644
Intermediate Bond Fund of America — Page 12 of 18

unaudited
Short-term securities 5.93%	Principal amount (000)	Value (000)
Chevron Corp. 0.41%–0.52% due 6/6/2016–8/10/2016[4]	$ 134,500	$134,427
Ciesco LLC 0.60% due 8/23/2016	44,100	44,043
Federal Home Loan Bank 0.30%–0.53% due 6/8/2016–8/8/2016	207,200	207,123
PepsiCo Inc. 0.38%–0.42% due 6/13/2016–7/5/2016[4]	62,600	62,578
Pfizer Inc. 0.47%–0.53% due 8/9/2016–8/22/2016[4]	161,700	161,524
Qualcomm Inc. 0.42% due 7/20/2016[4]	46,700	46,674
Wal-Mart Stores, Inc. 0.36% due 6/13/2016[4]	71,200	71,192
Total short-term securities (cost: $727,525,000)		727,561
Total investment securities 100.22% (cost: $12,191,594,000)		12,301,814
Other assets less liabilities (0.22)%		(26,815)
Net assets 100.00%		$12,274,999
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,578,488,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 5/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.88144%	11/9/2017	$94,000	$(86)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	57,000	1
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	153,000	317
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	83,000	113
Receive	LCH	3-month USD-LIBOR	0.979	1/15/2018	98,000	2
Pay	LCH	3-month USD-LIBOR	1.012	3/15/2018	150,000	(31)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	100,000	219
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	100,000	222
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	150,000	1,620
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	125,000	2,174
Receive	LCH	3-month USD-LIBOR	1.814	7/29/2019	125,000	2,524
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	120,000	2,377
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	123,000	2,338
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	92,000	2,218
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	25,000	406
Receive	LCH	3-month USD-LIBOR	1.785	11/14/2019	50,000	1,002
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	96,000	1,940
Receive	LCH	3-month USD-LIBOR	1.5405	1/15/2020	50,000	580
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	20,000	182
Receive	LCH	3-month USD-LIBOR	1.6715	2/13/2020	100,000	1,637
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	45,000	723
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	58,000	1,142
Receive	LCH	3-month USD-LIBOR	1.638	2/27/2020	30,000	454
Receive	LCH	3-month USD-LIBOR	1.6115	3/23/2020	5,000	71
Receive	LCH	3-month USD-LIBOR	1.4213	4/21/2020	150,000	1,035
Receive	LCH	3-month USD-LIBOR	1.654	6/1/2020	23,800	377
Receive	LCH	3-month USD-LIBOR	1.818	6/5/2020	100,000	2,229
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	120,000	2,741
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	150,000	3,601
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,200	795
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	92,000	1,860
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	58,000	984
Intermediate Bond Fund of America — Page 13 of 18

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 5/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.6075%	1/8/2021	$100,000	$1,366
Receive	LCH	3-month USD-LIBOR	1.4575	1/14/2021	100,000	687
Receive	LCH	3-month USD-LIBOR	1.1725	2/5/2021	150,000	(945)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(664)
Pay	LCH	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(5,975)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	26,000	(2,231)
Pay	LCH	3-month USD-LIBOR	2.421	10/30/2024	34,000	(2,243)
Pay	LCH	3-month USD-LIBOR	2.491	11/14/2024	30,000	(2,147)
Pay	LCH	3-month USD-LIBOR	2.0255	2/10/2025	25,000	(840)
Pay	LCH	3-month USD-LIBOR	2.1955	3/4/2025	75,000	(3,580)
Pay	LCH	3-month USD-LIBOR	2.3495	7/31/2025	25,000	(1,525)
Pay	LCH	3-month USD-LIBOR	2.20311	9/2/2025	75,000	(3,604)
Pay	LCH	3-month USD-LIBOR	2.1565	11/17/2025	200,000	(8,762)
Pay	LCH	3-month USD-LIBOR	2.1685	12/17/2025	35,000	(1,564)
Pay	LCH	3-month USD-LIBOR	1.652	2/11/2026	60,000	164
Pay	LCH	3-month USD-LIBOR	1.8385	3/18/2026	75,000	(1,046)
Pay	LCH	3-month USD-LIBOR	1.5975	4/12/2026	60,000	527
Pay	LCH	3-month USD-LIBOR	1.6425	4/21/2026	40,000	188
Pay	LCH	3-month USD-LIBOR	1.7415	4/26/2026	25,000	(111)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(18,625)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	28,000	(6,632)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	30,000	(7,316)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(5,121)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	24,000	(1,637)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	40,000	(3,400)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	60,000	(4,975)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	32,000	(2,769)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	120,000	(11,798)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(1,262)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(1,484)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(1,528)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	15,000	(1,132)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	36,000	(3,617)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	40,000	(2,333)
Pay	LCH	3-month USD-LIBOR	2.342	1/29/2046	90,000	(3,858)
						$(74,025)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $281,364,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized appreciation at 5/31/2016 (000)
CDX North American Investment Grade Index Series 26	ICE	1.00%	6/20/2021	$500,000	$(5,534)	$(5,535)	$1
Intermediate Bond Fund of America — Page 14 of 18

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $742,213,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	618	September 2016	$107,719	$508
20 Year U.S. Treasury Bond Futures	CME	Short	65	September 2016	10,596	(20)
5 Year U.S. Treasury Note Futures	CME	Long	5,316	October 2016	638,105	438
2 Year U.S. Treasury Note Futures	CME	Long	524	October 2016	114,151	32
						$958
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $145,109,000, which represented 1.18% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,495,443,000, which represented 12.18% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $88,417,000, which represented .72% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 15 of 18

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Intermediate Bond Fund of America — Page 16 of 18

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,657,258	$—	$7,657,258
Corporate bonds & notes	—	1,754,559	—	1,754,559
Mortgage-backed obligations	—	1,166,483	—	1,166,483
Asset-backed obligations	—	660,704	70,417	731,121
Bonds & notes of governments & government agencies outside the U.S.	—	124,815	—	124,815
Federal agency bonds & notes	—	114,262	—	114,262
Municipals	—	23,111	—	23,111
Preferred securities	—	2,644	—	2,644
Short-term securities	—	727,561	—	727,561
Total	$—	$12,231,397	$70,417	$12,301,814

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$38,816	$—	$38,816
Unrealized appreciation on credit default swaps	—	1	—	1
Unrealized appreciation on futures contracts	978	—	—	978
Liabilities:
Unrealized depreciation on interest rate swaps	—	(112,841)	—	(112,841)
Unrealized depreciation on futures contracts	(20)	—	—	(20)
Total	$958	$(74,024)	$—	$(73,066)
*	Interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$132,170
Gross unrealized depreciation on investment securities	(25,835)
Net unrealized appreciation on investment securities	106,335
Cost of investment securities	12,195,479

Intermediate Bond Fund of America — Page 17 of 18

unaudited
Key to abbreviations
Auth. = Authority
CLO - Collateralized Loan Obligations
CME = CME Group
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0716O-S54156	Intermediate Bond Fund of America — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2016